Earnings per share	12 Months Ended
Mar. 31, 2026
Net (loss)/income per share attributable to ordinary shareholders
Earnings per share

14. Earnings per share

Basic and diluted net earnings per share for each of the years presented are calculated as follows:

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

	For the year ended March 31,
	2026	2025	2024
Numerator
Net (loss) / income attributable to the Company’s shareholders basic and diluted	(1,200,960)	1,026,318	1,056,583

Denominator
Weighted average number of ordinary shares outstanding – basic and diluted *	21,494,795	18,119,452	16,100,000

(Loss) / earnings per share – basic and diluted	(0.06)	0.06	0.07

*	The shares and per share information are presented on a retroactive basis to reflect the Reorganization (see Note 1).